Leases - Summary of balance sheet information about leases for lessee (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2019	Jan. 01, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of balance sheet information about leases for lessee [Line Items]
Right-of-use assets	₩ 788,497	₩ 899,783
Investment property	1,387,430	46,666	₩ 1,091,084	₩ 1,189,531
Lease liabilities
Current	336,530	336,530
Non-Current	470,703	470,703
Lease liability recognized	807,233	807,233	₩ 163,858
Previously stated [member]
Disclosure of balance sheet information about leases for lessee [Line Items]
Right-of-use assets	788,497
Investment property	50,010
Lease liabilities
Current	355,833
Non-Current	373,306
Lease liability recognized	729,139
Property and building [member]
Disclosure of balance sheet information about leases for lessee [Line Items]
Right-of-use assets		559,813
Property and building [member] | Previously stated [member]
Disclosure of balance sheet information about leases for lessee [Line Items]
Right-of-use assets	540,787
Machinery and track facilities [member]
Disclosure of balance sheet information about leases for lessee [Line Items]
Right-of-use assets		234,507
Machinery and track facilities [member] | Previously stated [member]
Disclosure of balance sheet information about leases for lessee [Line Items]
Right-of-use assets	140,296
Other [member]
Disclosure of balance sheet information about leases for lessee [Line Items]
Right-of-use assets		₩ 105,463
Other [member] | Previously stated [member]
Disclosure of balance sheet information about leases for lessee [Line Items]
Right-of-use assets	₩ 107,414